UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    February 12 , 2008


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: $198044(thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      364     4316 SH       SOLE                                       4316
A T & T Inc New                COM              00206r102      602    14494 SH       SOLE                                      14494
Abbott Labs                    COM              002824100      407     7242 SH       SOLE                                       7242
Altria Group Inc               COM              02209s103      229     3034 SH       SOLE                                       3034
American Intl Group            COM              026874107     4911    84229 SH       SOLE                                      84229
Apple Computer                 COM              037833100     1594     8046 SH       SOLE                                       8046
Automatic Data Proc Inc        COM              053015103     4585   102961 SH       SOLE                                     102961
BP PLC ADR                     COM              055622104     5007    68429 SH       SOLE                                      68429
Bank of America Corporation Ne COM              060505104      220     5342 SH       SOLE                                       5342
Berkshire Hathaway Inc  Delawa COM              084670108      283        2 SH       SOLE                                          2
Canon Inc. ADR                 COM              138006309     5789   126312 SH       SOLE                                     126312
Chevron Corp                   COM              166764100     1631    17476 SH       SOLE                                      17476
Cisco Systems                  COM              17275R102     2606    96287 SH       SOLE                                      96287
Coca Cola Co Com               COM              191216100     7072   115233 SH       SOLE                                     115233
Donaldson Inc                  COM              257651109     9304   200597 SH       SOLE                                     200597
Dover Corp                     COM              260003108     5056   109707 SH       SOLE                                     109707
Echelon                        COM              27874n105     1106    53600 SH       SOLE                                      53600
Emerson Electric Co            COM              291011104     6633   117061 SH       SOLE                                     117061
Exxon Mobil Corp     Com       COM              30231g102    10057   107348 SH       SOLE                                     107348
Farmers & Merchants Com        COM              307795104      243      599 SH       SOLE                                        599
FedEx Corp                     COM              31428x106     3347    37531 SH       SOLE                                      37531
General Electric               COM              369604103     1068    28798 SH       SOLE                                      28798
Home Depot Inc                 COM              437076102     2421    89885 SH       SOLE                                      89885
Illinois Tool Works            COM              452308109     6462   120690 SH       SOLE                                     120690
Intel Corp                     COM              458140100     2709   101630 SH       SOLE                                     101630
International Business Machine COM              459200101      210     1939 SH       SOLE                                       1939
International Flavors & Fragra COM              459506101      256     5313 SH       SOLE                                       5313
Johnson & Johnson              COM              478160104     6897   103402 SH       SOLE                                     103402
Luminex Corp Com               COM              55027E102      886    54531 SH       SOLE                                      54531
Mc Graw Hill Companies         COM              580645109      245     5599 SH       SOLE                                       5599
Microsoft Corp                 COM              594918104     5362   150612 SH       SOLE                                     150612
Molex Inc.                     COM              608554101     3858   141312 SH       SOLE                                     141312
Monsanto                       COM              61166w101      286     2558 SH       SOLE                                       2558
National Instr Corp            COM              636518102     2362    70873 SH       SOLE                                      70873
Nokia                          COM              654902204     3769    98171 SH       SOLE                                      98171
Nordson Corp                   COM              655663102     5876   101381 SH       SOLE                                     101381
Novartis ADR                   COM              66987V109     3956    72840 SH       SOLE                                      72840
PepsiCo Inc                    COM              713448108     2764    36413 SH       SOLE                                      36413
Pfizer, Inc.                   COM              717081103      380    16707 SH       SOLE                                      16707
Procter & Gamble               COM              742718109     8320   113323 SH       SOLE                                     113323
Royal Dutch Shell Plc ADR A    COM              780259206     5452    64754 SH       SOLE                                      64754
Sabine Royalty Trust UBI       COM              785688102      600    14000 SH       SOLE                                      14000
San Juan Basin Royalty Trust   COM              798241105    20565   616452 SH       SOLE                                     616452
Schlumberger Ltd               COM              806857108     9188    93402 SH       SOLE                                      93402
Sigma Aldrich                  COM              826552101     7667   140430 SH       SOLE                                     140430
Sysco Corp                     COM              871829107     4233   135635 SH       SOLE                                     135635
Telefonica de Espana           COM              879382208     1327    13593 SH       SOLE                                      13593
Unilever N V                   COM              904784709     1412    38730 SH       SOLE                                      38730
Union Pacific Corp.            COM              907818108      251     2000 SH       SOLE                                       2000
United Parcel Svc Cl B         COM              911312106     3922    55465 SH       SOLE                                      55465
United Technologies            COM              913017109      429     5600 SH       SOLE                                       5600
W.W. Grainger                  COM              384802104     6503    74299 SH       SOLE                                      74299
Wal-Mart Stores                COM              931142103     3303    69498 SH       SOLE                                      69498
Weyerhaeuser Co                COM              962166104     3232    43835 SH       SOLE                                      43835
Wyeth                          COM              983024100      450    10185 SH       SOLE                                      10185
Ishares Tr Russell 1000 Val                     464287598      377     4700 SH       SOLE                                       4700
REPORT SUMMARY		       56 DATA RECORDS		     198044         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

